CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.47%)
Education (42.42%)(a)
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	$555,000	$629,703
4.000%, 12/01/2034	250,000	280,332
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	416,351
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,057,720
3.000%, 09/01/2035	510,000	537,673
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	828,097
4.000%, 09/01/2031	500,000	590,080
5.000%, 09/01/2032	2,750,000	3,469,922
5.000%, 09/01/2034	2,000,000	2,497,860
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,150,240
4.000%, 09/01/2036	500,000	568,400
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,786,035
4.000%, 09/01/2033	500,000	557,275
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,742,095
5.000%, 09/01/2027	800,000	999,608
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,349,375
4.000%, 03/01/2034	1,000,000	1,146,260
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	293,990
5.000%, 09/01/2031	1,715,000	2,103,996
5.000%, 09/01/2032	150,000	184,023
5.000%, 09/01/2033	1,000,000	1,226,820
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,220,400
4.000%, 09/01/2043	1,000,000	1,101,540
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,744,353
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	472,364
4.000%, 09/01/2033	1,000,000	1,157,960
4.000%, 09/01/2035	1,000,000	1,151,630
5.000%, 09/01/2030	1,970,000	2,444,120
5.250%, 09/01/2029	1,500,000	1,584,195
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,408,613
4.000%, 09/01/2032	1,745,000	2,094,087
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,000,000	1,162,470

	Principal Amount	Value (Note 2)
Education (continued)
4.000%, 09/01/2033	$905,000	$1,019,830
4.000%, 09/01/2035	790,000	882,699
4.000%, 09/01/2036	480,000	534,950
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,211,080
Kansas Development Finance Authority, Revenue Bonds
3.000%, 05/01/2030	450,000	466,155
4.000%, 03/01/2028	610,000	675,862
4.000%, 05/01/2034	1,000,000	1,050,020
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,131,780
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,448,235
5.000%, 09/01/2038	1,000,000	1,238,570
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	784,060
4.000%, 09/01/2036	465,000	535,619
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	967,500
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	385,859
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,117,339
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	979,223
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,533,528
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	514,659
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,102,360
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	930,573
5.000%, 10/01/2029	340,000	375,925
Sedgwick County Unified School District No. 261 Haysville, General Obligation Unlimited Bonds
2.500%, 11/01/2030	500,000	501,600
5.000%, 11/01/2023	5,000	5,019
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	558,675
5.000%, 09/01/2033	750,000	891,293
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	619,390
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	440,548
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	891,563
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	414,285
4.000%, 11/01/2034	425,000	502,269
4.000%, 11/01/2035	635,000	748,608
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	650,307

	Principal Amount	Value (Note 2)
Education (continued)
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	$1,000,000	$1,190,240
4.000%, 09/01/2032	500,000	581,340
5.000%, 09/01/2029	2,390,000	2,885,065
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	260,100
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	355,651
5.000%, 07/01/2035	500,000	568,645
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,394,944
4.000%, 09/01/2039	400,000	454,176
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,257,670
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	616,965
Total Education		75,631,766

General Obligation (24.13%)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	390,458
4.000%, 12/01/2031	445,000	523,213
Ashland Public Building Commission, Revenue Bonds
4.000%, 09/01/2020	110,000	110,530
5.000%, 09/01/2035	720,000	774,591
City of Abilene, General Obligation Unlimited Bonds
4.300%, 09/01/2027	150,000	150,987
4.600%, 09/01/2030	500,000	503,535
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	259,343
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	439,585
City of Junction City, General Obligation Unlimited Bonds
4.500%, 09/01/2031	1,000,000	1,005,930
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	556,607
4.000%, 09/01/2031	445,000	522,492
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	493,456
5.000%, 11/01/2025	570,000	699,863
5.000%, 11/01/2029	800,000	1,080,112
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,176,311
City of Newton, General Obligation Unlimited Bonds
4.000%, 09/01/2023	250,000	276,785
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,572,319
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,014
City of Phillipsburg, Revenue Bonds
4.500%, 10/01/2028	545,000	549,796

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	$620,000	$666,965
3.000%, 10/01/2036	680,000	724,282
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	486,056
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	977,767
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,011,110
City of Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2030	720,000	805,709
4.000%, 12/01/2029	250,000	256,163
4.000%, 06/01/2030	820,000	982,253
5.000%, 12/01/2025	500,000	618,955
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	820,710
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	484,156
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	416,920
4.000%, 09/01/2028	1,125,000	1,314,911
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	616,368
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	743,385
4.000%, 09/01/2030	500,000	569,275
4.000%, 09/01/2031	1,500,000	1,699,860
Kansas Development Finance Authority, Revenue Bonds
4.000%, 10/01/2020	250,000	252,000
4.000%, 11/01/2030	800,000	950,448
4.000%, 11/01/2031	1,100,000	1,299,496
5.000%, 04/01/2026	1,485,000	1,658,715
5.000%, 09/01/2026	630,000	785,717
5.000%, 04/01/2030	655,000	724,227
5.000%, 04/01/2031	1,000,000	1,105,070
5.000%, 04/01/2034	2,000,000	2,206,780
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	800,000	799,968
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	289,610
4.000%, 12/01/2032	100,000	112,570
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	1,027,160
4.000%, 08/01/2029	685,000	820,979
4.000%, 08/01/2030	1,560,000	1,753,569
4.000%, 08/01/2031	930,000	987,809
5.000%, 08/01/2025	815,000	996,753
5.000%, 08/01/2029	1,000,000	1,003,730
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	350,000	315,196

	Principal Amount	Value (Note 2)
General Obligation (continued)
5.000%, 12/01/2023	$570,000	$629,953
Total General Obligation		43,005,522

Health Care (4.41%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	734,298
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	464,557
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	1,570,000	1,668,753
Kansas Development Finance Authority, Revenue Bonds
5.000%, 11/15/2032	1,500,000	1,597,680
5.000%, 11/15/2034	350,000	371,788
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,571,789
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	149,699
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	299,108
5.000%, 09/01/2030	350,000	415,852
5.000%, 09/01/2031	500,000	591,750
Total Health Care		7,865,274

Housing (1.69%)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,825
Topeka Public Building Commission, Revenue Bonds
5.000%, 06/01/2027	2,355,000	2,363,902
Total Housing		3,019,727

Public Services (1.00%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,224,974
3.000%, 09/01/2029	535,000	560,065
Total Public Services		1,785,039

Transportation (10.51%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	847,344
5.000%, 09/01/2032	500,000	667,565
5.000%, 09/01/2036	1,000,000	1,307,980
5.000%, 09/01/2037	1,000,000	1,302,720
5.000%, 09/01/2038	900,000	1,168,047
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2023	200,000	228,298
5.000%, 09/01/2028	1,500,000	1,916,325
5.000%, 09/01/2029	1,000,000	1,198,190
5.000%, 09/01/2031	3,020,000	3,802,482
5.000%, 09/01/2032	500,000	625,825
5.000%, 09/01/2033	1,445,000	1,704,609

	Principal Amount	Value (Note 2)
Transportation (continued)
5.000%, 09/01/2034	$3,260,000	$3,969,074
Total Transportation		18,738,459

Utilities (14.31%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,113,270
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	549,077
2.000%, 07/01/2035	550,000	556,012
3.000%, 07/01/2030	675,000	756,574
3.000%, 07/01/2031	555,000	618,448
3.000%, 07/01/2032	745,000	819,768
3.000%, 07/01/2033	755,000	825,411
4.000%, 07/01/2024	250,000	281,065
City of Topeka Combined Utility, Revenue Bonds
3.375%, 08/01/2032	1,335,000	1,336,789
3.500%, 08/01/2033	2,285,000	2,288,107
4.000%, 08/01/2026	2,600,000	2,697,760
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,290,047
3.250%, 10/01/2031	1,070,000	1,074,098
3.375%, 10/01/2039	1,000,000	1,082,720
4.000%, 10/01/2029	1,000,000	1,009,310
5.000%, 10/01/2025	1,000,000	1,056,000
5.000%, 10/01/2028	2,650,000	2,798,400
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	219,240
5.000%, 12/01/2028	700,000	838,411
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
5.000%, 09/01/2027	1,300,000	1,368,081
5.000%, 09/01/2031	1,350,000	1,629,824
5.000%, 09/01/2032	1,090,000	1,182,879
5.000%, 09/01/2033	100,000	118,185
Total Utilities		25,509,476

TOTAL MUNICIPAL BONDS
(Cost $166,143,292)		175,555,263

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.69%)
Money Market Fund
Federated Treasury Obligations Fund	0.010%	1,228,302	$1,228,302
Total Money Market Fund			1,228,302

TOTAL SHORT TERM INVESTMENTS
(Cost $1,228,302)			1,228,302

TOTAL INVESTMENTS (99.16%)
(Cost $167,371,594)			$176,783,565

OTHER ASSETS IN EXCESS OF LIABILITIES (0.84%)			1,494,315

NET ASSETS (100.00%)			$178,277,880

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments
June 30, 2020 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”). The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV. When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$175,555,263	$–	$175,555,263
Short Term Investments	1,228,302	–	–	1,228,302
Total	$1,228,302	$175,555,263	$–	$176,783,565

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at June 30, 2020.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.